Summary of Significant Accounting Policies - Revenue Disaggregation (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Subscription and other revenue	$ 85,340	$ 73,424	$ 168,530	$ 146,692	$ 302,871	$ 263,518	$ 228,294
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Subscription and other revenue	15,082	13,917	30,192	28,611	57,943	49,510	0
Revenue recognized over time
Disaggregation of Revenue [Line Items]
Subscription and other revenue	70,258	59,507	138,338	118,081	244,928	214,008	228,294
Subscription revenue
Disaggregation of Revenue [Line Items]
Subscription and other revenue	82,821	70,820	163,492	140,975	292,027	251,695	216,750
Other revenue
Disaggregation of Revenue [Line Items]
Subscription and other revenue	$ 2,519	$ 2,604	$ 5,038	$ 5,717	$ 10,844	$ 11,823	$ 11,544